BORROWINGS (Details 2) (RUB)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended					1 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 USD-Denominated Bank Loans	Dec. 31, 2012 USD-Denominated Bank Loans	Dec. 31, 2013 USD-Denominated, Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG, which will mature during in 2013-2020	Dec. 31, 2012 USD-Denominated, Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG, which will mature during in 2013-2020	Dec. 31, 2013 USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2013-2017	Dec. 31, 2012 USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2013-2017	Dec. 31, 2013 USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2013-2017 Minimum	Dec. 31, 2013 USD-Denominated, Skandinavska Enskilda Banken AB, which will mature during in 2013-2017 Maximum	Dec. 31, 2013 USD-Denominated, HSBC Bank plc and ING BHF Bank AG, which will mature during 2013-2014	Dec. 31, 2012 USD-Denominated, HSBC Bank plc and ING BHF Bank AG, which will mature during 2013-2014	Dec. 31, 2013 USD-Denominated, Citibank International plc and ING Bank N.V., maturing in 2013	Dec. 31, 2012 USD-Denominated, Citibank International plc and ING Bank N.V., maturing in 2013	Dec. 31, 2013 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank, which will mature during 2013	Dec. 31, 2012 USD-Denominated, HSBC Bank plc, ING Bank and Bayerische Landesbank, which will mature during 2013	Dec. 31, 2013 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc, which will mature during 2013	Dec. 31, 2012 USD-Denominated, Commerzbank AG, ING Bank AG and HSBC Bank plc, which will mature during 2013	Dec. 31, 2013 USD-Denominated, ABN AMRO Bank N.V., maturing in 2013	Dec. 31, 2012 USD-Denominated, ABN AMRO Bank N.V., maturing in 2013	Dec. 31, 2013 USD-Denominated, Other maturing in 2013-2014	Dec. 31, 2012 USD-Denominated, Other maturing in 2013-2014	Dec. 31, 2013 EUR-Denominated Bank Loans	Dec. 31, 2012 EUR-Denominated Bank Loans	Dec. 31, 2013 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2012 EUR-Denominated, Bank of China, which will mature during 2013-2016	Dec. 31, 2013 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2012 EUR-Denominated, Credit Agricole Corporate Bank and BNP Paribas, which will mature during 2013-2018	Dec. 31, 2013 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2012 EUR-Denominated, LBBW, which will mature during 2013-2017	Dec. 31, 2013 USD-Denominated, ABN AMRO Bank N.V., maturing in 2013	Dec. 31, 2012 USD-Denominated, ABN AMRO Bank N.V., maturing in 2013	Dec. 31, 2012 USD-Denominated, Other, maturing in 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010 Non-revolving credit line facilities, Sberbank maturing in 2020 item	Dec. 31, 2013 Non-revolving credit line facilities, Sberbank maturing in 2020	Dec. 31, 2012 Non-revolving credit line facilities, Sberbank maturing in 2020	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2010	Jul. 31, 2013	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Notes in REPO	Dec. 31, 2012 Notes in REPO	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 AMD-Denominated Bank Loans	Dec. 31, 2013 ASHIB
Bank loans
Total bank loans and other debt	116,356,000,000	151,117,000,000		31,022,000,000	36,392,000,000	26,132,000,000	28,040,000,000	4,238,000,000	5,072,000,000			394,000,000	965,000,000		574,000,000		800,000,000		659,000,000		191,000,000	258,000,000	91,000,000	4,831,000,000	5,715,000,000	2,435,000,000	2,905,000,000	1,557,000,000	1,671,000,000	839,000,000	938,000,000		139,000,000	62,000,000	80,395,000,000	109,010,000,000		80,000,000,000	100,000,000,000									4,000,000,000		4,485,000,000	395,000,000	525,000,000	108,000,000	108,000,000
Less: current portion	(7,564,000,000)	(17,422,000,000)
Total bank loans and other debt, long-term	108,792,000,000	133,695,000,000
Interest rate, base rate						LIBOR		LIBOR				LIBOR		LIBOR		LIBOR		LIBOR		LIBOR						EURIBOR		EURIBOR		EURIBOR		EURIBOR
Interest rate added to base rate (as a percent)						1.15%				0.23%	1.80%	0.30%		0.43%		0.30%		0.30%		0.35%						1.95%		1.65%		0.75%		0.35%						8.45%									8.25%		6.13%					13.45%
Effective interest rate, minimum (as a percent)								0.57%
Effective interest rate, maximum (as a percent)								2.15%
Interest rate (as a percent)						1.50%						0.65%		0.77%		0.65%		0.65%		0.70%						2.34%		2.04%		1.14%		0.74%								8.45%	8.50%			8.45%	8.50%
Number of non-revolving credit line facilities																																					2
Maximum borrowing capacity																																										60,000,000,000				40,000,000,000
Repayment of line of credit facility																																											20,000,000,000
Percentage decrease in interest rate if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit																																						1.00%
Effective interest rate after revision if the average volume of turnovers on the bank accounts of certain subsidiaries falls below a certain limit (as a percent)																																						9.45%
Borrowing costs and interest capitalized
Capitalized interest cost	1,942,000,000	1,792,000,000	1,497,000,000
Interest expense, net of amounts capitalized and amortization of debt issuance costs	14,714,000,000	16,721,000,000	18,494,000,000